Income Tax Benefits (Expense) - Schedule of Components of Deferred Tax Assets (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Components of Deferred Tax Assets [Line Items]
Balance Beginning	$ 1,870,819		$ 2,640,387
Recognized	124,896		315,355
Utilized during the year	(392,587)		(769,568)
Less: valuation allowance	(107,292)		(315,355)
Balance Ending	1,495,836	$ 192,185	1,870,819
Balance Ending (in Dollars)	1,495,836		1,870,819
Net operating losses [Member]
Schedule of Components of Deferred Tax Assets [Line Items]
Balance Beginning	1,789,897		2,413,898
Recognized	107,292		315,355
Utilized during the year	(392,587)		(624,001)
Less: valuation allowance	(107,292)		(315,355)
Balance Ending	1,397,310	179,527	1,789,897
Balance Ending (in Dollars)	1,397,310		1,789,897
Allowance for expected credit losses [Member]
Schedule of Components of Deferred Tax Assets [Line Items]
Balance Beginning	80,922		226,489
Recognized	17,604
Utilized during the year			(145,567)
Less: valuation allowance
Balance Ending	98,526	$ 12,658	80,922
Balance Ending (in Dollars)	$ 98,526		$ 80,922